Combined Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Computation of Earnings Per Share

Earnings per share for total operations for the 12 months were as follows:

		€	€	€
		2017	2016	2015
Basic earnings per share		2.16	1.83	1.73
Diluted earnings per share		2.15	1.82	1.72
Underlying earnings per share		2.24	2.03	1.93

		Millions of share units
Calculation of average number of share units		2017	2016	2015
Average number of shares: NV		1,714.7	1,714.7	1,714.7
PLC		1,310.2	1,310.2	1,310.2
Less treasury shares held by employee share trusts and companies		(223.3)	(184.7)	(184.8)
Combined average number of share units - used for basic earnings per share		2,801.6	2,840.2	2,840.1
Add dilutive effect of share-based compensation plans		12.4	13.7	15.3
Diluted combined average number of share units – used for diluted and underlying earnings per share		2,814.0	2,853.9	2,855.4

Calculation of earnings	Notes	€ million 2017	€ million 2016	€ million 2015
Net profit		6,486	5,547	5,259
Non-controlling interests		(433)	(363)	(350)
Net profit attributable to shareholders’ equity – used for basic and diluted earnings per share		6,053	5,184	4,909
Post tax impact of non-underlying items	3	262	601	605
Underlying profit attributable to shareholders’ equity – used for underlying earnings per share		6,315	5,785	5,514